Short-term Borrowings - Summary of Outstanding Short-Term Bank Loan Balances Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Short-term borrowings	$ 6,402,231		$ 8,811,599
China Merchants Bank Beijing Dayuncun Sub-branch
Short-Term Debt [Line Items]
Short-term borrowings		$ 1,400,000
Short-Term Bank Loan
Short-Term Debt [Line Items]
Short-term borrowings	$ 4,268,154		6,724,904
Short-Term Bank Loan | Bank of Beijing Fuyu Sub-branch
Short-Term Debt [Line Items]
Lender	Bank of Beijing Fuyu Sub-branch
Maturity Date	June 28, 2025, December 27, 2025 and December 27, 2026
Short-term borrowings	$ 1,422,718		$ 2,782,260
Short-Term Bank Loan | Bank of Beijing Fuyu Sub-branch | Maximum
Short-Term Debt [Line Items]
Interest Rate	3.10%		3.45%
Short-Term Bank Loan | Bank of Beijing Fuyu Sub-branch | Minimum
Short-Term Debt [Line Items]
Interest Rate	3.00%
Short-Term Bank Loan | Bank of China Beijing Guomao Sub-branch
Short-Term Debt [Line Items]
Lender	Bank of China Beijing Guomao Sub-branch
Maturity Date	March 29, 2025, May 30, 2025 and March 12, 2026
Short-term borrowings	$ 1,422,718		$ 1,391,130
Short-Term Bank Loan | Bank of China Beijing Guomao Sub-branch | Maximum
Short-Term Debt [Line Items]
Interest Rate	2.30%
Short-Term Bank Loan | Bank of China Beijing Guomao Sub-branch | Minimum
Short-Term Debt [Line Items]
Interest Rate	2.15%
Short-Term Bank Loan | China Merchants Bank Beijing Dayuncun Sub-branch
Short-Term Debt [Line Items]
Lender	China Merchants Bank Beijing Dayuncun Sub-branch
Maturity Date	From March 8, 2025 to May 9, 2025 and June 24, 2026
Short-term borrowings	$ 1,422,718		1,855,949
Short-Term Bank Loan | China Merchants Bank Beijing Dayuncun Sub-branch | Maximum
Short-Term Debt [Line Items]
Interest Rate	3.40%
Short-Term Bank Loan | China Merchants Bank Beijing Dayuncun Sub-branch | Minimum
Short-Term Debt [Line Items]
Interest Rate	2.30%
Short-Term Bank Loan | Bank of Nanjing Beijing Branch
Short-Term Debt [Line Items]
Lender	Bank of Nanjing Beijing Branch
Interest Rate	4.50%
Maturity Date	January 24, 2025
Short-term borrowings	$ 0		$ 695,565